Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of authorized, issued and outstanding shares and amounts of redeemable convertible preferred stock
The following is a schedule of authorized, issued and outstanding shares and amounts of each series of redeemable convertible preferred stock as of December 31, 2021 (in thousands, except share amounts):

Class of stock	Shares Authorized	Shares issued and outstanding	Net carrying value	Aggregate liquidation preference
Series A Preferred Stock	5,000,000	5,000,000	$58,205	$50,000